Federated Government Income Trust
INSTITUTIONAL SHARES (FICMX)
SERVICE SHARES (FITSX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED MARCH 31, 2020
1. Under the section entitled “Fund Summary Information,” please replace the first sentence of the second paragraph of the sub-section entitled “What are the Fund's Main Investment Strategies?” in its entirety with the following:
“The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within one year above or below the Bloomberg Barclays Mortgage-Backed Securities Index (the “Index”).”
2. Under the section entitled “What are the Fund's Investment Strategies?,” please replace the first sentence of the third paragraph in its entirety with the following:
“The Fund typically seeks to maintain an overall average dollar-weighted portfolio duration that is within one year above or below the Bloomberg Barclays Mortgage-Backed Securities Index (the “Index”).”
May 28, 2020
Federated Government Income Trust
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455104 (5/20)
© 2020 Federated Hermes, Inc.